Accounts and transactions with related parties (Details Textual) $ in Thousands, in Thousands				12 Months Ended
	May 30, 2019	Sep. 05, 2018	Apr. 11, 2018 CLF ( )	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Statement [Line Items]
Explanation of terms and conditions of outstanding balances for related party transaction				(3) An agreement between the subsidiary Compañía Pisquera de Chile S.A. with Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. due to differences resulting from the contributions made by the latter. It establishes a 3% annual interest over capital, with annual payments to be made in eight instalments of UF 1,124 each. Beginning February 28, 2007 and UF 9,995 bullet payment at the last contribution date. In accordance with the contract, Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. renewed the contract for a period of nine years with maturing in the year 2023. Consequently, the UF 9,995 will be paid in nine equal and successive instalments of UF 1,200 each and a final payment of UF 2,050, beginning on February 28, 2015. An agreement of grape supply between the subsidiary Compañía Pisquera de Chile S.A. and Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. These contracts stipulate a 3% annual interest on the capital, with a term of eight years, and annual payments to expire on the following dates: May 31, 2018, May 31, 2019 and May 31, 2020.
Directors' remuneration expense			100
Expenses For Monthly Attendance Fee To Chairman			200
Key Management Personnel Compensation Computation Description			If the distributed dividends exceed 50% of the net profits, the Board of Directors’ variable remuneration shall be calculated over a maximum 50% of such profits.
Key management personnel compensation | $				$ 7,993,975	$ 7,308,365	$ 6,449,061
Business Operations Basis Spread Percentage				3.00%
Cerveceria Kunstmann S.A. [Member]
Statement [Line Items]
Business Operations Basis Spread Percentage		0.78%
Cervecera Guayacan SpA [Member]
Statement [Line Items]
Business Operations Basis Spread Percentage	0.78%